Workforce Reduction (Tables)	12 Months Ended
Oct. 31, 2016
Work force Reduction Disclosure [Abstract]
Schedule of Accrued Workforce Reduction Liabilities

Changes in accrued severance liabilities in the year ended October 31, 2015 (in thousands):

2015
Accrued severance liability, beginning of period	$323
Severance costs accrued	840
Payments	(1,163)
Accrued severance liability, end of period	$-